Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Prepaid Expenses and Other Current Assets
3.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of
	June 30, 2013	December 31, 2012
Collateral on deposit—commodity derivative contracts	$267	$767
Commodity derivative contracts	458	548
Deferred expense	12,003	—
Loss fund payments—workers’ compensation	6,883	6,968
Prepaid insurance	2,131	1,261
Prepaid tooling	1,604	764
Other	1,746	1,833

Total prepaid expenses and other current assets	$25,092	$12,141

4.	Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets are as follows:

	As of December 31,
	2012	2011
Collateral on deposit—commodity derivative contracts	$767	$4,622
Commodity derivative contracts	548	—
Deferred financing fees, net	—	3,646
Loss fund payments—workers’ compensation	6,968	7,538
Prepaid insurance	1,261	1,974
Other	2,597	2,132

Total prepaid expenses and other current assets	$12,141	$19,912